Finance cost (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of finance cost
	2026 USD	2025 USD
Imputed interest expense on related party loan (note a)	184,172	134,193
Fair value gain on marketable securities (note b)	(16,546)	-
Bank interest expense	131	-
	167,757	134,193